Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 2019 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 – Description of the Plan

General

The Mastech Digital, Inc. 2019 Employee Stock Purchase Plan (the “Plan”) became effective on January 1, 2019. The Plan is intended to provide eligible employees of Mastech Digital, Inc. and participating subsidiaries (“the Company”) with an opportunity to purchase shares of common stock of the Company at a discount to market value. Eligible employees are individuals who provide services on a full-time basis and who have continuous employment with the Company for two years or more, as of the first day of an offering period. Offering periods are semi-annual (January 1 through June 30; and July 1 through December 31). The Plan is intended to qualify as an employee stock purchase plan consistent with Section 423 of the Internal Revenue Code of 1986, as amended, (the “Code”).

Contributions

Eligible Plan participants (“Participants”) may make contributions to the Plan through payroll deductions (after-tax contributions) of at least 1%, but not more than 15% of their compensation earned for each payroll period within an offering period for the purpose of purchasing the Company’s common stock (“Shares”). Share purchases are subject to annual limitations of $25,000 for the calendar year, as measured by the fair market value of shares as of the first day of an offering period pursuant to the Internal Revenue Code and an annual maximum of shares purchased of 3,000 shares. Participants may change the amount of payroll deductions for subsequent offering periods by giving notice 15-days preceding the first day of a new offering period. Additionally, a participant may discontinue payroll deductions at any time during an offering period by providing a termination form in accordance with rules established by the Company. Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and they are fully vested at all times.

Share Purchases

The Plan allows Participants to purchase Shares at 85% of the lesser of: 1) the fair market value per share on the first day of the offering period (or if such date is not a trading day, then on the next trading day thereafter) or 2) the fair market value per share on the last day of the offering period (or if such date is not a trading day, then on the trading day immediately preceding the last day of the offering period). Shares purchased under the Plan will be credited to a Participant’s brokerage account under the Plan as soon as reasonably practicable following the last day of each offering period.

In 2025, participants purchased 11,483 shares under the Plan during the offering period ending June 30, 2025 at a purchase price of $6.0945; and purchased 3,631 shares during the offering period ending December 31, 2025 at a purchase price of $5.9330 per share. In 2024, participants purchased 21,324 shares under the Plan during the offering period ending June 30, 2024 at a purchase price of $6.3750; and purchased 13,531 shares during the offering period ending December 31, 2024 at a purchase price of $6.4515 per share. The maximum number of shares that will be offered under the Plan is 600,000. As of December 31, 2025, there were 416,945 shares available for future issuance.

Withdrawals and Holding Periods

If a Participant’s employment terminates for any reason during an offering period, all amounts credited to such Participant’s account shall be returned to the Participant.

The Company has established a mandatory one-year holding period with respect to the shares purchased pursuant to the Plan. However, the holding period will not apply to a Participant who has terminated employment due to of death or disability.

Administration of the Plan

The Plan is administered by a committee appointed by the Company's Board of Directors. Administrative expenses of the Plan are paid by the Company.

Amendment and Termination

The Company has the right under the Plan to amend, suspend or terminate the Plan at any time without notice, provided that all shares and payroll deductions during an offering period are distributed to the Participants upon any termination and no amendment will affect the Participant’s right to receive such distributions.